Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	Nov. 30, 2025 HKD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 1,169,012	$ 9,161,086	$ 4,956,391
Less: allowance for credit losses	(393,787)	(3,085,954)	(2,585,954)
Accounts receivable, net	$ 775,225	$ 6,075,132	$ 2,370,437